CONSOLIDATED CASH FLOW STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Loss before tax	£ (47,368)	£ (45,856)	£ (36,041)
Depreciation charges	478	411	476
Amortization charges	4	16	20
Charge for the year in respect of share-based payments	10,252	8,632	4,395
Net foreign exchange (gain)/loss	713	305	4,864
(Gain) on derivative financial instrument			(1,492)
Finance and other expenses		52	323
Finance and other income	(1,272)	(10)	(128)
(Gain) on disposal of property, plant and equipment			(3)
Revaluation of trade and other receivables related to contract liabilities			(4,864)
(Increase)/decrease in trade and other receivables	(584)	27,483	(29,302)
Increase in other current assets	(4,225)	(904)	(3,731)
(Increase) in R&D tax credit receivable	(502)
Decrease in derivative financial instrument		1,492
Increase in trade and other payables	1,447	2,405	1,303
(Decrease)/increase in contract liabilities	(4,399)	8,369	50,386
Cash generated/(spent) on operations	(45,456)	2,395	(13,794)
R&D tax credits received		4,411	3,018
Net cash (outflow)/inflow from operating activities	(45,456)	6,806	(10,776)
Cash flow from investing activities
Redemption of financial assets at amortized cost - term deposits		10,000	10,000
Purchase of financial assets at amortized cost	(16,125)
Interest received	23	10	129
Purchase of property, plant and equipment	(140)	(1,311)	(511)
Purchase of intangible assets	(300)	(23)	(3)
Proceeds from sale of property, plant and equipment			3
Net cash (outflow)/inflow from investing activities	(16,542)	8,676	9,618
Cash flow from financing activities
Repayment of lease liabilities	(190)	(211)	(402)
Proceeds from issue of share capital	43,239	30,922	15,830
Net cash inflow from financing activities	43,049	30,711	15,428
(Decrease)/increase in cash and cash equivalents	(18,949)	46,193	14,270
Cash and cash equivalents at start of year	73,537	27,449	13,515
Effect of exchange rate fluctuations on cash and cash equivalents held	228	(105)	(336)
Cash and cash equivalents at end of year	£ 54,816	£ 73,537	£ 27,449